Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses
	Consolidated
	2024	2023	2022
	$	$	$
Salaries and benefits	1,364,481	1,456,719	1,307,213
Marketing services	249,373	245,673	177,361
Travel expenses	134,445	85,882	51,704
Depreciation	81,159	113,074	98,874
Occupancy and office expenses	71,682	81,482	26,779
Other	64,286	105,370	76,987
	1,965,426	2,088,200	1,738,918